Note 2. Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Cash and Cash Equivalents
Cash and Cash Equivalents
Cash equivalents include highly liquid commercial paper, time deposits and money market funds with original maturity periods of three months or less when purchased. Cash and cash equivalents consist of the following:

	As of December 31,
	2014	2013
In millions
Cash	$827.5	$425.6
Cash equivalents:
Commercial paper	—	50.0
Time deposits	9.4	2.3
Money market funds	18.6	54.8
Total cash and cash equivalent	$855.5	$532.7

Property, Plant and Equipment
Property, Plant and Equipment
We record property, plant and equipment at cost and depreciate it ratably over the assets’ estimated useful lives as follows:

	Years
Software	3	-	10
Buildings and improvements	2	-	50
Machinery and equipment	1	-	30
Renewable energy systems	23	-	30